VANECK MORNINGSTAR INTERNATIONAL MOAT ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (unaudited)
1
Number
of Shares Value
COMMON STOCKS: 100.1%
Australia : 4.0%
Brambles Ltd. 176,584 $ 2,715,524
Endeavour Group Ltd. † 1,692,730 4,449,181
7,164,705
Belgium : 1.4%
Anheuser-Busch InBev SA 35,700 2,447,623
Underline
Brazil : 2.6%
Ambev SA 1,897,700 4,631,377
Underline
Canada : 2.8%
BRP, Inc. † 103,412 5,009,552
Underline
China : 24.7%
Alibaba Group Holding Ltd.
(HKD) 273,000 3,864,547
Baidu, Inc. (HKD) * 391,300 4,193,508
Inner Mongolia Yili Industrial
Group Co. Ltd. 1,144,800 4,458,536
JD.com, Inc. (HKD) 237,400 3,877,263
Jiangsu Yanghe Distillery Co.
Ltd. 450,900 4,064,861
Luzhou Laojiao Co. Ltd. 257,100 4,073,168
SF Holding Co. Ltd. 719,879 4,903,681
Shanxi Xinghuacun Fen Wine
Factory Co. Ltd. 77,200 1,902,459
Tencent Holdings Ltd. (HKD) 67,600 4,355,819
Wuliangye Yibin Co. Ltd. 250,200 4,155,049
Yum China Holdings, Inc.
(USD) 94,662 4,232,338
44,081,229
Denmark : 1.2%
Coloplast A/S 23,194 2,200,476
Underline
France : 8.2%
Bureau Veritas SA 65,206 2,217,882
Edenred SE † 136,306 4,218,994
Pernod Ricard SA 41,355 4,110,856
Sanofi SA 41,897 4,042,084
14,589,816
Germany : 5.9%
Rheinmetall AG 2,733 5,767,518
Sartorius Stedim Biotech 10,478 2,498,264
Siemens Healthineers AG
144A 41,997 2,323,319
10,589,101
Japan : 16.2%
Daifuku Co. Ltd. 90,300 2,315,975
FANUC Corp. 85,800 2,322,141
Hoya Corp. 19,300 2,285,126
Kubota Corp. † 374,700 4,212,584
Number
of Shares Value
Japan (continued)
Murata Manufacturing Co.
Ltd. 153,300 $ 2,258,977
Nabtesco Corp. † 277,600 4,946,269
Omron Corp. † 158,800 4,267,643
Unicharm Corp. † 561,700 4,043,559
Number
of Shares Value
Japan (continued)
Yaskawa Electric Corp. 102,100 $ 2,301,775
28,954,049
Netherlands : 3.8%
Adyen NV 144A * 1,340 2,452,391
Koninklijke Philips NV * 178,445 4,269,966
6,722,357
Poland : 1.6%
Allegro.eu SA 144A * 300,645 2,886,964
Underline
Sweden : 2.3%
Elekta AB 809,689 4,146,470
Underline
Switzerland : 9.8%
Barry Callebaut AG † 3,884 4,231,878
DSM-Firmenich AG (EUR) 41,328 4,381,380
Julius Baer Group Ltd. 67,216 4,544,980
Roche Holding AG 13,259 4,314,133
17,472,371
Taiwan : 2.9%
Taiwan Semiconductor
Manufacturing Co. Ltd. 141,000 5,156,278
Underline
United Kingdom : 12.7%
British American Tobacco
PLC 54,166 2,571,077
Diageo PLC 83,540 2,103,022
GSK PLC 225,244 4,287,407
Melrose Industries PLC 340,211 2,473,666
Reckitt Benckiser Group Plc 65,694 4,468,031
Rentokil Initial PLC 537,115 2,587,111
Spirax Group PLC 51,124 4,173,515
22,663,829
Total Common Stocks
(Cost: $168,524,553) 178,716,197
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
3.8%
Money Market Fund: 3.8%
(Cost: $6,771,313)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 6,771,313 6,771,313
Total Investments: 103.9%
(Cost: $175,295,866) 185,487,510
Liabilities in excess of other assets: (3.9)% (7,018,452)
NET ASSETS: 100.0% $ 178,469,058

VANECK MORNINGSTAR INTERNATIONAL MOAT ETF
SCHEDULE OF INVESTMENTS
(continued)
2
FootnoteRuleAboveBlank
Footnotes:
Definitions:
EUR Euro
HKD Hong Kong Dollar
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $23,017,256.
* Non-income producing
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $7,662,674, or 4.3% of net assets.